Significant accounting policies (Details Textual) - INR (₨) ₨ in Thousands		12 Months Ended
	Apr. 01, 2018	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2019
Statement [Line Items]
Change in accounting policy on adoption of IFRS 15	₨ 38,215			₨ (38,215)
Lease Liabilities		₨ 2,202,649	₨ 1,826,209	1,786,852
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16					9.50%
Depreciation, right-of-use assets		521,883	468,680
Interest expense on lease liabilities		180,026	₨ 171,824	₨ 14,747
Residual value of assets		₨ 0
Print House India Private Limited [Member]
Statement [Line Items]
Percentage of voting equity interests acquired		100.00%
IFRS Sixteen [Member]
Statement [Line Items]
Lease Liabilities					₨ 1,787,000
Right-of-use assets		₨ 3,997,000